CONTINGENCIES AND COMMITMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 288.7	$ 239.8
Less than 1 year
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	195.9	204.7
Between 1 and 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 92.8	$ 35.1